Debt - Narrative (Details)	1 Months Ended				12 Months Ended
	Oct. 31, 2024 USD ($)	Jul. 31, 2024 USD ($) interestPaymentPeriod	Jun. 30, 2015 USD ($) deferralPeriod	Dec. 31, 2005 USD ($) tranche	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jan. 31, 2025 USD ($)	Sep. 30, 2024 USD ($)	Aug. 31, 2024 USD ($)	May 31, 2024 USD ($)	Apr. 30, 2024	Jan. 31, 2024 USD ($)	Mar. 31, 2021 USD ($)	Oct. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2014 USD ($)
Debt Instrument [Line Items]
Outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts					$ 45,537,139,000
Debt instrument, unamortized discount (premium) and debt issuance costs, net					242,984,000	$ 212,622,000
Line of credit facility and other available secured debt, remaining borrowing capacity					11,300,000,000
Amortization of debt issuance costs, debt discount, debt premium and lease premium					63,000,000	75,000,000	$ 82,000,000
Debt					$ 45,294,511,000	46,483,903,000
AerFunding | Charitable Trust
Debt Instrument [Line Items]
Ownership percentage					95.00%
AerFunding | AerCap Ireland
Debt Instrument [Line Items]
Ownership percentage					5.00%
Unsecured
Debt Instrument [Line Items]
Amount outstanding					$ 34,750,000,000	34,295,349,000
Unsecured | Revolving credit facilities
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity																$ 950,000,000
Unsecured | Citi revolving credit facility II
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity										$ 4,500,000,000				$ 4,350,000,000
Unsecured | Citi revolving credit facility I
Debt Instrument [Line Items]
Credit facility maximum borrowing capacity																	$ 4,000,000,000
Secured
Debt Instrument [Line Items]
Amount outstanding					8,537,495,000	10,151,176,000
Subordinated
Debt Instrument [Line Items]
Amount outstanding					$ 2,250,000,000	2,250,000,000
AerCap Trust & AICDC Notes | Unsecured
Debt Instrument [Line Items]
Redemption price of debt instrument, percentage					100.00%
Amount outstanding					$ 29,950,000,000	31,215,349,000
5.100% Senior Unsecured Debt Due 2029 | Unsecured
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)													5.10%
Aggregate principal amount													$ 800,000,000
5.300% Senior Unsecured Debt Due 2034 | Unsecured
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)													5.30%
Aggregate principal amount													$ 700,000,000
Senior Notes Due 2027 | Unsecured
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)												6.45%
4.625% Senior Unsecured Debt Due 2029 | Unsecured
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)									4.625%
Aggregate principal amount									$ 1,300,000,000
4.950% Senior Unsecured Debt Due 2034 | Unsecured
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)									4.95%
Aggregate principal amount									$ 1,100,000,000
4875% Senior Unsecured Debt Due 2028 | Unsecured | Subsequent event
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)								4.875%
Aggregate principal amount								$ 750,000,000
5.375% Senior Unsecured Debt Due 2031 | Unsecured | Subsequent event
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)								5.375%
Aggregate principal amount								$ 750,000,000
Unsecured Term Loan | Line of Credit | Unsecured
Debt Instrument [Line Items]
Aggregate principal amount											$ 1,000,000,000
Unsecured Term Loan | Line of Credit | Setanta
Debt Instrument [Line Items]
Amount outstanding											$ 1,000,000,000
October due 2029 | Line of Credit | Unsecured
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)	4.50%
Aggregate principal amount	$ 500,000,000
Export credit facilities | Secured
Debt Instrument [Line Items]
Amount outstanding					974,269,000	1,034,687,000
ECAPS Subordinated Notes | Subordinated
Debt Instrument [Line Items]
Aggregate principal amount				$ 1,000,000,000.0
Number of tranches | tranche				2
ECAPS Subordinated Notes | Subordinated | SOFR
Debt Instrument [Line Items]
Debt, floating reference rate, duration				3 months
ECAPS Subordinated Notes | Subordinated | Ten Year Constant Maturity U.S. Treasury
Debt Instrument [Line Items]
Debt, floating reference rate, duration				10 years
ECAPS Subordinated Notes | Subordinated | Thirty Year Constant Maturity U.S. Treasury
Debt Instrument [Line Items]
Debt, floating reference rate, duration				30 years
ECAPS Subordinated Debt $400 Million Tranche | Subordinated
Debt Instrument [Line Items]
Aggregate principal amount				$ 400,000,000
Spread over reference rate				1.80%
ECAPS Subordinated Debt $600 Million Tranche | Subordinated
Debt Instrument [Line Items]
Aggregate principal amount				$ 600,000,000
Spread over reference rate				1.55%
2045 Junior Subordinated Notes | Subordinated
Debt Instrument [Line Items]
Redemption price of debt instrument, percentage			100.00%
Spread over reference rate			4.30%
Debt			$ 500,000,000
Debt, fixed interest rate			6.50%
Debt instrument term interest deferral period | deferralPeriod			5
Debt instrument term payment deferral period			5 years
Fixed-rate Reset Junior Subordinated Notes Due 2055 | Unsecured
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)		6.95%
Redemption price of debt instrument, percentage		100.00%
Aggregate principal amount		$ 750,000,000
Spread over reference rate		2.72%
Debt, reset period, duration		5 years
Debt instrument, consecutive semi-annual interest payment | interestPaymentPeriod		20
2079 Junior Subordinated Notes | Subordinated
Debt Instrument [Line Items]
Redemption price of debt instrument, percentage	100.00%
Debt	$ 750,000,000														$ 750,000,000
Debt, fixed interest rate															5.875%
AerFunding Revolving Credit Facility | Line of Credit
Debt Instrument [Line Items]
Debt instrument, term out period		24 months
AerFunding Revolving Credit Facility | Secured
Debt Instrument [Line Items]
Amount outstanding					$ 1,010,699,000	$ 1,032,151,000
Minimum | AerCap Trust & AICDC Notes | Unsecured
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)					1.75%
Minimum | Export credit facilities | Secured
Debt Instrument [Line Items]
Debt instrument term					10 years
Maximum | AerCap Trust & AICDC Notes | Unsecured
Debt Instrument [Line Items]
Debt instrument, interest rate (in percentage)					6.50%
Maximum | Export credit facilities | Secured
Debt Instrument [Line Items]
Debt instrument term					12 years